Franchise Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Franchise Arrangements [Line Items]
Schedule Of Revenues From Franchised Restaurants
Revenues from franchised restaurants for fiscal years 2017, 2016 and 2015 consisted of:

	2017	2016	2015
Rent	$155,405	$123,311	$121,122
Initial fees (i)	1,205	1,386	611
Royalty fees (ii)	659	599	628
Total	$157,269	$125,296	$122,361

(i)	Presented net of initial fees paid to McDonald’s Corporation for $1,417, $1,588 and $747 in 2017, 2016 and 2015, respectively.

(ii)	Presented net of royalties fees paid to McDonald’s Corporation for $64,806, $50,839 and $49,742 in 2017, 2016 and 2015, respectively.

Schedule Of Future Minimum Rent Payments
At December 31, 2017, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2018	$141,641	$6,844	$148,485
2019	124,242	4,639	128,881
2020	109,389	4,378	113,767
2021	94,080	3,333	97,413
2022	76,339	2,729	79,068
Thereafter	350,413	14,570	364,983
Total minimum payment	$896,104	$36,493	$932,597

Rent Payments Due To Company [Member]
Franchise Arrangements [Line Items]
Schedule Of Future Minimum Rent Payments
At December 31, 2017, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2018	$5,651	$59,667	$65,318
2019	5,185	56,869	62,054
2020	4,782	53,615	58,397
2021	4,462	48,347	52,809
2022	3,795	41,043	44,838
Thereafter	18,561	160,860	179,421
Total	$42,436	$420,401	$462,837